Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Series A Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Contingently Redeemable Common Stock [Member]	Legacy Common Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class A [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2022		$ 2,300								$ 34,722	$ (44,141)	$ (9,419)
Balance, shares at Sep. 30, 2022	588,235	1,666,666		11,868,397
Issuance of common stock										13,396		13,396
Issuance of common stock, shares				1,958,312
Conversion of notes to common stock, shares				187,971
Issuance of common stock upon vesting of RSUs, shares									1,233,108
Stock-based compensation										15,476		15,476
Net loss									$ (39,621)		(39,621)	(39,621)
Issuance of common stock upon exercise of warrants										909		909
Issuance of common stock upon exercise of warrants, shares				1,218,461
Issuance of warrants in connection with notes payable										3,028		3,028
Issuance of common stock in settlement of loss contingency										8,434		8,434
Issuance of common stock in settlement of loss contingency, shares				1,233,108
Issuance of common stock to service providers										377		377
Issuance of common stock to service providers, shares				55,091
Conversion of notes to common stock										943		943
Conversion of SAFEs to common stock										1,126		1,126
Conversion of SAFEs to common stock, shares				170,835
Issuance of warrants to service providers										10		10
Balance at Sep. 30, 2023		$ 2,300								78,421	(83,762)	(5,341)
Balance, shares at Sep. 30, 2023	588,235	1,666,666		16,692,175
Issuance of common stock										3,286		3,286
Issuance of common stock, shares				482,171
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					104,748
Stock-based compensation										12,705		12,705
Net loss											935	935
Issuance of common stock upon exercise of warrants
Issuance of common stock upon exercise of warrants, shares					369,671
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc.			$ 8,856
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc., shares			964,912
Lapse of redemption feature on common stock			$ (8,856)							8,856		8,856
Lapse of redemption feature on common stock, shares			(964,912)	964,912
Issuance of warrants in connection with notes payable										107		107
Reverse recapitalization transactions, net (Note 3)		$ (2,300)								(16,182)		(16,182)
Reverse recapitalization transactions, net (Note 3), shares	(588,235)	(1,666,666)		(18,139,258)	22,901,838		2,254,901
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options, shares					168,235
Balance at Dec. 31, 2023										87,193	(82,827)	4,366
Balance, shares at Dec. 31, 2023					23,544,492		2,254,901
Balance at Sep. 30, 2023		$ 2,300								78,421	(83,762)	(5,341)
Balance, shares at Sep. 30, 2023	588,235	1,666,666		16,692,175
Net loss						$ (742)		$ (76)				(818)
Balance at Mar. 31, 2024										89,394	(85,241)	4,153
Balance, shares at Mar. 31, 2024					23,600,558		2,254,901
Balance at Sep. 30, 2023		$ 2,300								78,421	(83,762)	(5,341)
Balance, shares at Sep. 30, 2023	588,235	1,666,666		16,692,175
Issuance of common stock										3,607		3,607
Issuance of common stock, shares				482,171	437,830	370,000
Conversion of Class B common stock to Class A common stock
Conversion of Class B common stock to Class A common stock, shares					125,000		(125,000)
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					161,486
Stock-based compensation										21,383		21,383
Net loss						$ (18,452)		(1,582)			(20,034)	(20,034)
Issuance of common stock upon exercise of warrants										3,397		3,397
Issuance of common stock upon exercise of warrants, shares					3,410,359
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc.			$ 8,856
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc., shares			964,912
Issuance of warrants in connection with notes payable										515		515
Reverse recapitalization transactions, net (Note 3)		$ (2,300)								(16,083)		(16,083)
Reverse recapitalization transactions, net (Note 3), shares	(588,235)	(1,666,666)		(18,139,258)	22,901,838		2,254,901
Issuance of common stock upon exercise of stock options										225		$ 225
Issuance of common stock upon exercise of stock options, shares					1,521,643							1,797,841
Deemed dividend from warrant price adjustment										661	(661)
Lapse of redemption feature on common stock			$ (8,856)							8,856		8,856
Lapse of redemption feature on common stock, shares			(964,912)	964,912
Issuance of common stock for acquisition of RaGE Systems, Inc.										7,682		7,682
Issuance of common stock for acquisition of RaGE Systems, Inc., shares					3,214,045
Issuance of placement agent warrants										82		82
Issuance of PIPE make-whole shares										1,241		1,241
Issuance of PIPE make-whole shares, shares					1,052,029
Balance at Sep. 30, 2024										109,987	(104,457)	5,530
Balance, shares at Sep. 30, 2024					32,824,230		2,129,901
Balance at Dec. 31, 2023										87,193	(82,827)	4,366
Balance, shares at Dec. 31, 2023					23,544,492		2,254,901
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					26,186
Stock-based compensation										1,441		1,441
Net loss						(1,612)		(141)			(1,753)	(1,753)
Reverse recapitalization transactions, net (Note 3)										99		99
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options, shares					29,880
Deemed dividend from warrant price adjustment										661	(661)
Balance at Mar. 31, 2024										89,394	(85,241)	4,153
Balance, shares at Mar. 31, 2024					23,600,558		2,254,901
Balance at Sep. 30, 2024										109,987	(104,457)	5,530
Balance, shares at Sep. 30, 2024					32,824,230		2,129,901
Issuance of common stock										640		640
Issuance of common stock, shares					561,739
Conversion of Class B common stock to Class A common stock
Conversion of Class B common stock to Class A common stock, shares					125,000		(125,000)
Settlement of notes payable in Class A common stock										828		828
Conversion of notes to common stock, shares					631,805
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					510,000
Stock-based compensation										9,802		9,802
Net loss											(19,839)	(19,839)
Balance at Dec. 31, 2024										121,257	(124,296)	(3,039)
Balance, shares at Dec. 31, 2024					34,652,774		2,004,901
Balance at Sep. 30, 2024										109,987	(104,457)	5,530
Balance, shares at Sep. 30, 2024					32,824,230		2,129,901
Net loss						(20,974)		(1,156)				$ (22,130)
Issuance of common stock upon exercise of stock options, shares												373,031
Balance at Mar. 31, 2025										126,929	(126,587)	$ 342
Balance, shares at Mar. 31, 2025					37,584,648		2,004,901
Balance at Dec. 31, 2024										121,257	(124,296)	(3,039)
Balance, shares at Dec. 31, 2024					34,652,774		2,004,901
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs, shares					10,000
Stock-based compensation										3,352		3,352
Net loss						$ (2,177)		$ (114)			(2,291)	(2,291)
Issuance of Class A common stock in settlement of liabilities										553		553
Issuance of Class A common stock in settlement of liabilities, shares					610,586
Issuance of Class A common stock for RaGE earnout										1,752		1,752
Issuance of Class A common stock for RaGE earnout, shares					563,100
Issuance of common stock upon exercise of warrants										15		15
Issuance of common stock upon exercise of warrants, shares					1,748,188
Balance at Mar. 31, 2025										$ 126,929	$ (126,587)	$ 342
Balance, shares at Mar. 31, 2025					37,584,648		2,004,901